UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
Expires: March 31, 2006
Estimated average burden hours per response......14.4

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-9709

Columbia Floating Rate Advantage Fund
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts	02111
(Address of principal executive offices)	(Zip code)

Vincent Pietropaolo, Esq.

Columbia Management Group, Inc.

One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/04

Date of reporting period:	7/1/2003 - 6/30/2004

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

FORM N-Px REPORT

ICA File Number: 811-09709

Reporting Period: 07/01/2003 - 06/30/2004

Columbia Floating Rate Advantage Fund

COLUMBIA FLOATING RATE ADVANTAGE FUND

AMF BOWLING WORLDWIDE, INC.

Ticker:	ABWIV	Security ID:	030985105
Meeting Date:	FEB 26, 2004	Meeting Type:	Special
Record Date:	JAN 30, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve Merger Agreement	For	For	Management

SUN HEALTHCARE GROUP, INC.

Ticker:	SUNH	Security ID:	866933401
Meeting Date:	MAY 19, 2004	Meeting Type:	Annual
Record Date:	APR 1, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Gregory S. Anderson	For	For	Management
1.2	Elect Director Richard K. Matros	For	For	Management
1.3	Elect Director Bruce C. Vladeck, Ph.D.	For	For	Management
1.4	Elect Director Milton J. Walters	For	For	Management
2	Approve Omnibus Stock Plan	For	Against	Management
3	Ratify Auditors	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Floating Rate Advantage Fund

By (Signature and Title)*	/s/ J. Kevin Connaughton

J. Kevin Connaughton, President and Treasurer

Date	August 30, 2004

* Print the name and title of each signing officer under his or her signature.